Marketable Securities Noncurrent (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Debt securities	$ 2,727	$ 5,454
Equity securities	1,565	1,630
Available-for-sale Securities, Noncurrent, Total	$ 4,292	$ 7,084